UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     MCM Capital Management, LLC

Address:  1370 Avenue of the Americas
          New York, New York  10019

13F File Number: 028-10733

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Alan Rivera, Esq.
Title:    Chief Financial Officer & General Counsel
Phone:    (212) 586-4333


Signature, Place and Date of Signing:

/s/ Alan Rivera              New York, New York              August 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             1

Form 13F Information Table Entry Total:        6

Form 13F Information Table Value Total: $ 388,087
                                       (thousands)


Confidential Information has been omitted from this public Form 13F report and has been filed separately with the Securities and Exchange Commission.


List of Other Included Managers:

1. Name: MMI Investments, LP                13F File Number: 028-12272

                                                    FORM 13F INFORMATION TABLE

Column 1              Column 2        Column 3   Column 4           Column 5            Column 6    Column 7        Column 8
--------              --------        --------   --------           --------            --------    --------        --------
                                                 Value      Shares or        Sh/  Put/  Investment  Other
Name of Issuer        Title of Class  CUSIP      (x $1000)  Percentage Amt.  Prn/ Call  Discretion  Mngrs      Sole    Shared   None
BRINKS CO             COM             109696104  143,263     2,189,900       Sh           Sole       (1)     2,189,900
BRINKS CO             COM             109696104   65,000     1,000,000            Call    Sole       (1)     1,000,000
COMMSCOPE INC         COM             203372107   43,491       824,164       Sh           Sole       (1)       824,164
CHECKPOINT SYS INC    COM             162825103    8,373       401,000       Sh           Sole       (1)       401,000
PROTECTION ONE INC    COM NEW         743663403      288        34,230       Sh           Sole       (1)        34,230
UNISYS CORP           COM             909214108  127,672    32,322,000       Sh           Sole       (1)    32,322,000

SK 04129 0003 908142